As filed December 5, 2019                                                                                                        Securities Act Registration No. 033-11905

Investment Company Act Registration No. 811-05010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 203	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 204	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

J. Stephen Feinour, Jr.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on December 13, 2019 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 200 to the Registration Statement on Form N-1A of Mutual Fund and Variable Insurance Trust on behalf of Rational Dividend Capture Fund (to be renamed “Rational Equity Armor Fund”) and Rational Strategic Allocation Fund, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 2, 2019 (Accession Number 0001580642-19-004565), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 200 to the Registration Statement until December 13, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Huntington, and the State of New York, on the 5th day of December 2019.

Mutual Fund and Variable Insurance Trust

BY: /s/ Jerry Szilagyi*

Jerry Szilagyi

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Jerry Szilagyi*_                                                                              December 5, 2019

Jerry Szilagyi, President and Principal Executive Officer                   Date

/s/ Erik Naviloff *                                                                                 December 5, 2019

Erik Naviloff, Treasurer and Principal                                                   Date

Financial Officer

/s/ Tobias Caldwell*                                                                             December 5, 2019
Tobias Caldwell, Trustee                                                                        Date

/s/ Stephen Lachenauer*                                                                     December 5, 2019

Stephen Lachenauer, Trustee                                                                Date

/s/ Donald McIntosh*                                                                        December 5, 2019

Donald McIntosh, Trustee                                                                    Date

*BY: /s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

(Pursuant to Powers of Attorney previously filed or filed herewith)